Summary of Significant Accounting Policies - Components of AOCI (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 378	$ 0
Unrealized gain on investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	303	0
Foreign currency translation
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive income	$ 75	$ 0